Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related parties
Compensation of managing directors and other key management personnel

	2022	2021	2020
Short-term employee benefits	3,662	3,633	2,936
Share-based payments	6,732	5,235	1,848
	10,394	8,868	4,784

Outstanding balances for supervisory board compensation and expense reimbursement related to key management personnel

	Outstanding balances
	December 31,	December 31,
	2022	2021
Adi Hoess	1	5
Wolfgang Fischer	2	—
Arndt Schottelius	3	—
Thomas Hecht	21	19
Mathieu Simon	10	8
Ferdinand Verdonck [1]	—	(1)
Ulrich Grau	26	16
Bernhard Ehmer	17	20
Harry Welten	8	10
Annalisa Jenkins	11	9
Uta Kemmerich-Keil	18	19

[1] left the Supervisory Board in June 2021.